Investment in Associates and Joint Ventures (Details Narrative) - Charles Schwab Corporation [member] $ / shares in Units, $ in Billions, $ in Billions	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2021 CAD ($)	Jul. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Jul. 31, 2021 USD ($) $ / shares	Oct. 31, 2020 USD ($) $ / shares
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity investment percentage		13.43%	13.51%
Fair value of outstanding shares	$ 21.0	$ 21.0	$ 14.0	$ 17	$ 10
Closing price of shares | $ / shares				$ 67.95	$ 41.11
Percentage of voting common shares		9.90%
Investment in Schwab	11.2	$ 11.2	$ 12.2
Share of net income from investment in Schwab	$ 170.0	$ 561.0